Supplemental Guarantor Information - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 0	$ 0	$ 0	$ 0
Restricted cash	103,290	197,201	46,770	0
Receivables			0
Advances to affiliate	13,629	20,108	10,073
Other current assets	1,353	37,195	225
Other current assets—affiliate	159	141	167
Total current assets	118,431	254,645	57,235
Non-current restricted cash	0	73,339	0	0
Property, plant and equipment, net	7,491,961	6,076,672	3,924,551
Debt issuance and deferred financing costs, net	109,581	155,847	247,441
Investments in subsidiaries	0	0	0
Non-current advances under long-term contracts	0	46,398	51,530
Other non-current assets, net	37,285	29,547	23,285
Total assets	7,757,258	6,636,448	4,304,042
Current liabilities
Accounts payable	9,352	9,120	1,043
Accrued liabilities	96,876	137,648	81,196
Due to affiliates	15,574	7,050	2,332
Derivative liabilities	31,672	43,383	28,559
Total current liabilities	153,474	197,201	113,130
Long-term debt, net	6,122,876	5,081,715	2,713,000
Non-current derivative liabilities	53,575	43,105	76,440
Other non-current liabilities		0	891
Other non-current liabilities—affiliate	0	618	1,231
Member’s equity	1,427,333	1,313,809	1,399,350	$ 65,532	$ (1,492)
Total liabilities and member’s equity	7,757,258	6,636,448	4,304,042
Scenario, Previously Reported [Member]
Current assets
Receivables		400
Other current assets		36,795
Parent Issuer [Member]
Current assets
Cash and cash equivalents	0	0	0
Restricted cash	103,290	197,201	46,770
Receivables		0
Advances to affiliate	0	0	0
Other current assets	446	152	0
Other current assets—affiliate	0	0	0
Total current assets	103,736	197,353	46,770
Non-current restricted cash		73,339
Property, plant and equipment, net	466,884	306,342	84,477
Debt issuance and deferred financing costs, net	109,581	155,847	247,441
Investments in subsidiaries	7,080,480	5,927,833	3,952,215
Non-current advances under long-term contracts		0	0
Other non-current assets, net	0	50	0
Total assets	7,760,681	6,660,764	4,330,903
Current liabilities
Accounts payable	429	332	0
Accrued liabilities	10,576	61,328	2,220
Due to affiliates	114	0	0
Derivative liabilities	31,672	43,383	28,559
Total current liabilities	42,791	105,043	30,779
Long-term debt, net	6,122,876	5,081,715	2,713,000
Non-current derivative liabilities	53,192	43,105	76,440
Other non-current liabilities			0
Other non-current liabilities—affiliate		0	0
Member’s equity	1,541,822	1,430,901	1,510,684
Total liabilities and member’s equity	7,760,681	6,660,764	4,330,903
Guarantors [Member]
Current assets
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Advances to affiliate	13,629	20,108	10,073
Other current assets	907	37,043	225
Other current assets—affiliate	160	142	168
Total current assets	14,696	57,293	10,466
Non-current restricted cash		0
Property, plant and equipment, net	7,025,077	5,770,330	3,840,074
Debt issuance and deferred financing costs, net	0	0	0
Investments in subsidiaries	0	0	0
Non-current advances under long-term contracts		46,398	51,530
Other non-current assets, net	37,285	29,497	23,285
Total assets	7,077,058	5,903,518	3,925,355
Current liabilities
Accounts payable	8,923	8,788	1,043
Accrued liabilities	86,300	76,320	78,976
Due to affiliates	15,460	7,050	2,332
Derivative liabilities	0	0	0
Total current liabilities	110,683	92,158	82,351
Long-term debt, net	0	0	0
Non-current derivative liabilities	383	0	0
Other non-current liabilities			891
Other non-current liabilities—affiliate		618	1,231
Member’s equity	6,965,992	5,810,742	3,840,882
Total liabilities and member’s equity	7,077,058	5,903,518	3,925,355
Guarantors [Member] | Scenario, Previously Reported [Member]
Current assets
Receivables		400
Other current assets		36,643
Eliminations [Member]
Current assets
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Receivables		0
Advances to affiliate	0	0	0
Other current assets	0	0	0
Other current assets—affiliate	(1)	(1)	(1)
Total current assets	(1)	(1)	(1)
Non-current restricted cash		0
Property, plant and equipment, net	0	0	0
Debt issuance and deferred financing costs, net	0	0	0
Investments in subsidiaries	(7,080,480)	(5,927,833)	(3,952,215)
Non-current advances under long-term contracts		0	0
Other non-current assets, net	0	0	0
Total assets	(7,080,481)	(5,927,834)	(3,952,216)
Current liabilities
Accounts payable	0	0	0
Accrued liabilities	0	0	0
Due to affiliates	0	0	0
Derivative liabilities	0	0	0
Total current liabilities	0	0	0
Long-term debt, net	0	0	0
Non-current derivative liabilities	0	0	0
Other non-current liabilities			0
Other non-current liabilities—affiliate		0	0
Member’s equity	(7,080,481)	(5,927,834)	(3,952,216)
Total liabilities and member’s equity	$ (7,080,481)	$ (5,927,834)	$ (3,952,216)